Schedule of Finite Useful Lives are Amortized Intangible Assets (Details)	Jun. 30, 2026
Software [Member]
Intangible Asset, Finite-Lived [Line Items]
Finite useful lives for Software	5 years
Student Portfolio [Member]
Intangible Asset, Finite-Lived [Line Items]
Finite useful lives for Software	2 years